Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Schedule of Vested Percentage	All other participants with active accounts are fully vested in their entire account; however, amounts held in the Outdoor Greatroom (OG) Plan Matching Account and OG Nonelective Account and the Kimball International Retirement Plan (KII) effective as of their respective merger dates are subject to the vesting schedules shown below:

Years of Vesting Service	OG Schedule Vested Percentage	KII Schedule Vested Percentage
Less than 1 year	0%	0%
At least 1 year but less than 2 years	20%	10%
At least 2 years but less than 3 years	40%	20%
At least 3 years but less than 4 years	60%	40%
At least 4 years but less than 5 years	80%	60%
5 years or more	100%	100%